UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust

(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Keeling, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) - 499 - 4928 ext. 801

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Tema American Reshoring ETF
RSHO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema American Reshoring ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema American Reshoring ETF	$41	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$166,603,558
Number of Holdings	28
Net Advisory Fee	$604,650
Portfolio Turnover	23%
Visit https://temaetfs.com/rsho for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Cognex Corp.	6.7%
Rockwell Automation, Inc.	5.9%
Applied Industrial Technologies, Inc.	5.8%
Caterpillar, Inc.	5.2%
Fastenal Co.	5.2%
Timken Co.	5.0%
API Group Corp.	4.8%
SPX Technologies, Inc.	4.6%
Parker-Hannifin Corp.	4.6%
CRH PLC	4.3%

Top Sectors*	(% of net assets)
Industrials	71.4%
Materials	13.3%
Information Technology	9.1%
Health Care	4.3%
Consumer Discretionary	1.5%
Cash & Other	0.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/rsho.
Tema American Reshoring ETF	PAGE 1	TSR-SAR-87975E602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema American Reshoring ETF	PAGE 2	TSR-SAR-87975E602

Tema Durable Quality ETF
TOLL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema Durable Quality ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Durable Quality ETF	$28	0.55%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$58,795,027
Number of Holdings	43
Net Advisory Fee	$153,224
Portfolio Turnover	32%
Visit https://temaetfs.com/toll for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
General Electric Co.	5.9%
Visa, Inc.	5.8%
Intuit, Inc.	4.4%
Performance Food Group Co.	4.2%
Intercontinental Exchange, Inc.	3.5%
Moody’s Corp.	3.4%
S&P Global, Inc.	3.2%
CME Group, Inc.	3.1%
Aon PLC	3.1%
MSCI, Inc.	3.0%

Top Sectors*	(% of net assets)
Financials	30.1%
Information Technology	20.2%
Industrials	19.1%
Health Care	15.6%
Consumer Staples	7.4%
Materials	4.3%
Consumer Discretionary	2.0%
Utilities	1.1%
Cash & Other	0.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
On June 27, 2025,  Tema Monopolies and Oligopolies ETF was renamed to Tema Durable Quality ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/toll.
Tema Durable Quality ETF	PAGE 1	TSR-SAR-87975E107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Durable Quality ETF	PAGE 2	TSR-SAR-87975E107

Tema Electrification ETF
VOLT (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema Electrification ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Electrification ETF	$42	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$121,767,041
Number of Holdings	30
Net Advisory Fee	$311,343
Portfolio Turnover	15%
Visit https://temaetfs.com/volt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	5.8%
Bel Fuse, Inc.	5.6%
Powell Industries, Inc.	5.3%
Quanta Services, Inc.	4.9%
Itron, Inc.	4.9%
Hubbell, Inc.	4.3%
OGE Energy Corp.	4.1%
ABB Ltd.	4.0%
Amphenol Corp.	4.0%
Entergy Corp.	3.9%

Top Sectors*	(% of net assets)
Industrials	41.7%
Utilities	36.9%
Information Technology	18.7%
Energy	2.0%
Cash & Other	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/volt.
Tema Electrification ETF	PAGE 1	TSR-SAR-87975E834

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Electrification ETF	PAGE 2	TSR-SAR-87975E834

Tema Heart & Health ETF
HRTS (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema Heart & Health ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Heart & Health ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$51,326,583
Number of Holdings	45
Net Advisory Fee	$200,186
Portfolio Turnover	18%
Visit https://temaetfs.com/hrts for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	8.0%
Abbott Laboratories	4.7%
UnitedHealth Group, Inc.	4.7%
AstraZeneca PLC	4.5%
Roche Holding AG	4.2%
Boston Scientific Corp.	3.8%
AbbVie, Inc.	3.5%
Novo Nordisk AS	3.5%
Gilead Sciences, Inc.	3.4%
Thermo Fisher Scientific, Inc.	3.3%

Top Sectors*	(% of net assets)
Health Care	99.2%
Cash & Other	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Fund Name Change:
On June 27, 2025, Tema GLP-1, Obesity & Cardiometabolic ETF was renamed Tema Heart & Health ETF.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/hrts.
Tema Heart & Health ETF	PAGE 1	TSR-SAR-87975E883

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Heart & Health ETF	PAGE 2	TSR-SAR-87975E883

Tema Oncology ETF
CANC (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema Oncology ETF for the period of March 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Tema Oncology ETF	$39	0.75%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$72,544,515
Number of Holdings	52
Net Advisory Fee	$254,113
Portfolio Turnover	30%
Visit https://temaetfs.com/canc for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
Bridgebio Pharma, Inc.	5.5%
Revolution Medicines, Inc.	5.5%
Roche Holding AG	4.9%
Novartis AG	4.6%
Merus NV	4.4%
AstraZeneca PLC	4.4%
Genmab AS	4.2%
Eli Lilly & Co.	4.0%
Nuvalent, Inc.	3.2%
BeOne Medicines Ltd.	3.1%

Top Sectors*	(% of net assets)
Health Care	99.7%
Cash & Other	0.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/canc.
Tema Oncology ETF	PAGE 1	TSR-SAR-87975E701

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Oncology ETF	PAGE 2	TSR-SAR-87975E701

Tema S&P 500® Historical Weight ETF Strategy
DSPY (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Semi-Annual Shareholder Report | August 31, 2025
This semi-annual shareholder report contains important information about the Tema S&P 500® Historical Weight ETF Strategy for the period of April 1, 2025, to August 31, 2025. You can find additional information about the Fund at https://temaetfs.com/dspy. You can also request this information by contacting us toll-free at 1-888-744-1377.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Tema S&P 500® Historical Weight ETF Strategy	$8	0.18%
*	Amount shown reflects the expenses of the Fund from inception date through August 31, 2025. Expenses would be higher if the Fund had been in operations for the full 6 month reporting period.
**	Annualized
KEY FUND STATISTICS (as of August 31, 2025)

Net Assets	$625,106,267
Number of Holdings	509
Net Advisory Fee	$24,796
Portfolio Turnover	0%*
Visit https://temaetfs.com/dspy for more recent performance information.
*	Represents less than 0.05%.
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	6.9%
Microsoft Corp.	6.0%
Alphabet, Inc.	3.3%
Meta Platforms, Inc.	3.1%
Amazon.com, Inc.	2.7%
Apple, Inc.	2.7%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.6%
Tesla, Inc.	1.5%
Berkshire Hathaway, Inc.	1.4%

Top Sectors*	(% of net assets)
Information Technology	29.9%
Financials	15.2%
Consumer Discretionary	10.2%
Communication Services	10.0%
Health Care	9.9%
Industrials	9.9%
Consumer Staples	5.6%
Energy	3.1%
Utilities	2.1%
Cash & Other	4.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/dspy.
Tema S&P 500® Historical Weight ETF Strategy	PAGE 1	TSR-SAR-87975E826

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema S&P 500® Historical Weight ETF Strategy	PAGE 2	TSR-SAR-87975E826

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)	The registrant’s Financial Statements are filed herewith.

Semi-Annual Financial Statements and
Additional Information
August 31, 2025 (Unaudited)

Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
Tema Durable Quality ETF (formerly known as “Tema Monopolies and Oligopolies ETF”)	| TOLL	| Cboe BZX Exchange, Inc.
Tema Electrification ETF	| VOLT	| NASDAQ Stock Market LLC
Tema Heart & Health ETF (formerly known as “Tema GLP-1, Obesity & Cardiometabolic ETF”)	| HRTS	| NASDAQ Stock Market LLC
Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC
Tema S&P 500® Historical Weight ETF Strategy	| DSPY	| NYSE Arca, Inc.

TEMA AMERICAN RESHORING ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Chemicals - 5.2%
Air Liquide SA	15,446	$3,184,358
Linde PLC	11,568	5,532,859
		8,717,217
Commercial Services & Supplies - 3.3%
Clean Harbors, Inc.(a)	22,874	5,540,312
Construction & Engineering - 4.8%
API Group Corp.(a)	226,226	8,071,744
Construction Materials - 8.1%
CRH PLC	64,083	7,238,175
Vulcan Materials Co.	21,590	6,286,144
		13,524,319
Electrical Equipment - 16.6%
ABB Ltd.	82,179	5,513,177
Eaton Corp. PLC	18,455	6,443,379
Emerson Electric Co.	25,858	3,413,256
Powell Industries, Inc.	9,231	2,456,923
Rockwell Automation, Inc.	28,650	9,839,269
		27,666,004
Electronic Equipment, Instruments & Components - 6.7%
Cognex Corp.	254,288	11,173,415
Hotels, Restaurants & Leisure - 1.5%
Compass Group PLC	71,409	2,424,505
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	10,283	2,257,119
Life Sciences Tools & Services - 4.3%
Lonza Group AG	9,990	7,079,085
Machinery - 29.2%(b)
Atmus Filtration Technologies, Inc.	56,661	2,522,548
Caterpillar, Inc.	20,834	8,730,279
Ingersoll Rand, Inc.	82,918	6,586,177
Parker-Hannifin Corp.	10,105	7,673,232
SPX Technologies, Inc.(a)	41,288	7,725,398
Terex Corp.	139,808	6,982,011
Timken Co.	108,650	8,391,039
		48,610,684

	Shares	Value
Metals & Mining - 3.5%
ATI, Inc.(a)	76,016	$5,894,281
Semiconductors & Semiconductor Equipment - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,159	3,961,498
Trading Companies & Distributors - 12.6%
Applied Industrial Technologies, Inc.	36,418	9,599,056
Fastenal Co.	175,361	8,708,427
Herc Holdings, Inc.	20,183	2,639,734
		20,947,217
TOTAL COMMON STOCKS (Cost $148,212,811)		165,867,400
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 4.20%(c)	662,415	662,415
TOTAL MONEY MARKET FUNDS (Cost $662,415)		662,415
TOTAL INVESTMENTS - 100.0% (Cost $148,875,226)		$166,529,815
Other Assets in Excess of Liabilities - 0.0%(d)		73,743
TOTAL NET ASSETS - 100.0%		$166,603,558

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Aerospace & Defense - 7.4%
Airbus SE	4,256	$891,561
General Electric Co.	12,622	3,473,574
		4,365,135
Banks - 1.0%
JPMorgan Chase & Co.	2,052	618,514
Biotechnology - 3.7%
Gilead Sciences, Inc.	11,841	1,337,678
Vertex Pharmaceuticals, Inc.(a)	2,124	830,526
		2,168,204
Capital Markets - 19.2%
Cboe Global Markets, Inc.	7,357	1,735,884
CME Group, Inc. - Class A	6,920	1,844,249
Intercontinental Exchange, Inc.	11,696	2,065,514
Moody’s Corp.	3,879	1,977,359
MSCI, Inc.	3,135	1,779,802
S&P Global, Inc.	3,397	1,863,051
		11,265,859
Chemicals - 2.4%
Sherwin-Williams Co.	3,879	1,419,055
Commercial Services & Supplies - 2.6%
Copart, Inc.(a)	31,153	1,520,578
Construction & Engineering - 3.5%
Ferrovial SE	27,372	1,495,137
Vinci SA	3,979	539,521
		2,034,658
Construction Materials - 1.9%
Martin Marietta Materials, Inc.	1,824	1,124,314
Consumer Staples Distribution & Retail - 5.8%
Performance Food Group Co.(a)	24,157	2,449,520
US Foods Holding Corp.(a)	12,197	946,487
		3,396,007
Electric Utilities - 1.1%
Entergy Corp.	7,125	627,641
Electronic Equipment, Instruments & Components - 1.1%
Keysight Technologies, Inc.(a)	3,886	635,089
Financial Services - 6.8%
Mastercard, Inc. - Class A	1,023	608,982
Visa, Inc. - Class A	9,707	3,414,728
		4,023,710
Ground Transportation - 1.1%
Canadian Pacific Kansas City Ltd.	8,448	643,653

	Shares	Value
Health Care Equipment & Supplies - 4.7%
Align Technology, Inc.(a)	7,455	$1,058,312
Becton Dickinson & Co.	2,434	469,713
IDEXX Laboratories, Inc.(a)	1,924	1,245,001
		2,773,026
Health Care Providers & Services - 1.4%
Elevance Health, Inc.	2,632	838,687
Household Products - 1.6%
Church & Dwight Co., Inc.	9,966	928,433
Insurance - 3.1%
Aon PLC - Class A	5,020	1,842,340
Life Sciences Tools & Services - 5.8%
ICON PLC(a)	4,924	876,176
Thermo Fisher Scientific, Inc.	3,258	1,605,282
Waters Corp.(a)	3,037	916,567
		3,398,025
Machinery - 2.1%
Deere & Co.	2,579	1,234,412
Semiconductors & Semiconductor Equipment - 7.6%
KLA Corp.	1,759	1,533,848
Lam Research Corp.	16,349	1,637,352
ON Semiconductor Corp.(a)	25,786	1,278,728
		4,449,928
Software - 11.5%
Fair Isaac Corp.(a)	955	1,453,166
Fortinet, Inc.(a)	11,388	897,033
Intuit, Inc.	3,922	2,615,974
Synopsys, Inc.(a)	2,938	1,773,142
		6,739,315
Specialty Retail - 2.0%
Lowe’s Cos., Inc.	4,681	1,207,979
Transportation Infrastructure - 2.4%
Aena SME SA(b)	48,623	1,407,318
TOTAL COMMON STOCKS (Cost $52,874,911)		58,661,880
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 4.20%(c)	125,154	125,154
TOTAL MONEY MARKET FUNDS (Cost $125,154)		125,154
TOTAL INVESTMENTS - 100.0% (Cost $53,000,065)		$58,787,034
Other Assets in Excess of Liabilities - 0.0%(d)		7,993
TOTAL NET ASSETS - 100.0%		$58,795,027

The accompanying notes are an integral part of these financial statements.

2

TEMA DURABLE QUALITY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2025, the value of these securities total $1,407,318 or 2.4% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

TEMA ELECTRIFICATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 3.3%
BWX Technologies, Inc.	24,482	$3,967,063
Building Products - 3.7%
Johnson Controls International PLC	41,831	4,471,316
Communications Equipment - 1.3%
Arista Networks, Inc.(a)	11,501	1,570,462
Construction & Engineering - 4.9%
Quanta Services, Inc.	15,930	6,020,903
Electric Utilities - 32.0%(b)
American Electric Power Co., Inc.	42,765	4,747,770
Entergy Corp.	54,498	4,800,729
Iberdrola SA	163,920	3,082,717
IDACORP, Inc.	31,727	3,969,048
NextEra Energy, Inc.	97,434	7,020,120
OGE Energy Corp.	110,672	4,942,612
Pinnacle West Capital Corp.	44,902	4,012,443
PPL Corp.	88,173	3,215,669
Xcel Energy, Inc.	43,791	3,170,030
		38,961,138
Electrical Equipment - 29.8%(b)
ABB Ltd.	73,227	4,912,611
Eaton Corp. PLC	12,123	4,232,624
GE Vernova, Inc.	7,381	4,524,332
Hubbell, Inc.	12,123	5,224,892
nVent Electric PLC	33,245	3,005,016
Powell Industries, Inc.	24,103	6,415,254
Schneider Electric SE	16,194	3,979,491
Vertiv Holdings Co. - Class A	31,284	3,990,274
		36,284,494
Electronic Equipment, Instruments & Components - 16.0%
Advanced Energy Industries, Inc.	13,048	1,953,025
Amphenol Corp. - Class A	44,425	4,836,105
Bel Fuse, Inc. - Class B	50,320	6,771,059
Itron, Inc.(a)	48,722	5,989,883
		19,550,072
Independent Power and Renewable Electricity Producers - 1.8%
Brookfield Renewable Partners LP	84,277	2,138,950

	Shares	Value
Multi-Utilities - 3.1%
NiSource, Inc.	90,249	$3,814,825
Oil, Gas & Consumable Fuels - 2.0%
Energy Transfer LP	134,714	2,387,132
Semiconductors & Semiconductor Equipment - 1.4%
Infineon Technologies AG - ADR	41,443	1,699,577
TOTAL COMMON STOCKS (Cost $106,572,268)		120,865,932
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
First American Treasury Obligations Fund - Class X, 4.20%(c)	645,504	645,504
TOTAL MONEY MARKET FUNDS (Cost $645,504)		645,504
TOTAL INVESTMENTS - 99.8% (Cost $107,217,772)		$121,511,436
Other Assets in Excess of Liabilities - 0.2%		255,605
TOTAL NET ASSETS - 100.0%		$121,767,041

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

TEMA HEART & HEALTH ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Biotechnology - 35.0%(a)
AbbVie, Inc.	8,628	$1,815,331
Akero Therapeutics, Inc.(b)	7,165	334,820
Alnylam Pharmaceuticals, Inc.(b)	2,762	1,233,261
Amgen, Inc.	4,355	1,252,977
Arrowhead Pharmaceuticals, Inc.(b)	34,369	757,149
Ascendis Pharma AS - ADR(b)	3,968	770,863
Avidity Biosciences, Inc.(b)	6,550	305,099
Bridgebio Pharma, Inc.(b)	30,675	1,587,738
Cytokinetics, Inc.(b)	23,326	824,108
Gilead Sciences, Inc.	15,235	1,721,098
Insmed, Inc.(b)	4,635	630,823
Intellia Therapeutics, Inc.(b)	15,916	180,726
Ionis Pharmaceuticals, Inc.(b)	13,294	566,790
Madrigal Pharmaceuticals, Inc.(b)	1,751	766,675
Mirum Pharmaceuticals, Inc.(b)	9,672	714,471
Neurocrine Biosciences, Inc.(b)	3,944	550,582
Regeneron Pharmaceuticals, Inc.	1,888	1,096,362
Revolution Medicines, Inc.(b)	10,442	396,483
Scholar Rock Holding Corp.(b)	10,037	327,708
Vertex Pharmaceuticals, Inc.(b)	3,344	1,307,571
Viking Therapeutics, Inc.(b)	3,858	104,359
Zealand Pharma AS(b)	10,412	713,748
		17,958,742
Health Care Equipment & Supplies - 18.5%
Abbott Laboratories	18,097	2,400,748
Boston Scientific Corp.(b)	18,664	1,969,052
Dexcom, Inc.(b)	12,301	926,757
Edwards Lifesciences Corp.(b)	13,617	1,107,607
Insulet Corp.(b)	2,636	895,924
Masimo Corp.(b)	4,837	675,777
Medtronic PLC	16,739	1,553,547
		9,529,412
Health Care Providers & Services - 6.5%
McKesson Corp.	1,350	926,964
UnitedHealth Group, Inc.	7,721	2,392,506
		3,319,470
Life Sciences Tools & Services - 6.1%
Danaher Corp.	5,781	1,189,845
Thermo Fisher Scientific, Inc.	3,469	1,709,246
West Pharmaceutical Services, Inc.	1,018	251,395
		3,150,486

	Shares	Value
Pharmaceuticals - 33.1%(a)
AstraZeneca PLC	14,366	$2,289,287
Bristol-Myers Squibb Co.	21,689	1,023,287
Chugai Pharmaceutical Co. Ltd.	22,571	999,726
Crinetics Pharmaceuticals, Inc.(b)	43,770	1,356,432
Eli Lilly & Co.	5,628	4,122,960
Merck & Co., Inc.	15,251	1,282,914
Novartis AG	13,321	1,684,125
Novo Nordisk AS – Class B	31,784	1,787,280
Roche Holding AG - ADR	53,430	2,178,341
Structure Therapeutics, Inc. - ADR(b)	13,547	261,457
		16,985,809
TOTAL COMMON STOCKS (Cost $51,063,713)		50,943,919
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
First American Treasury Obligations Fund - Class X, 4.20%(c)	302,755	302,755
TOTAL MONEY MARKET FUNDS (Cost $302,755)		302,755
TOTAL INVESTMENTS - 99.8% (Cost $51,366,468)		$51,246,674
Other Assets in Excess of Liabilities - 0.2%		79,909
TOTAL NET ASSETS - 100.0%		$51,326,583

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

5

TEMA ONCOLOGY ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Biotechnology - 69.8%(a)
AbbVie, Inc.	9,985	$2,100,844
Amgen, Inc.	5,674	1,632,467
AnaptysBio, Inc.(b)	10,741	218,365
Arcellx, Inc.(b)	31,897	2,213,333
Arcus Biosciences, Inc.(b)	56,177	594,914
Argenx SE - ADR(b)	1,989	1,416,566
Ascentage Pharma Group International - ADR(b)	14,594	618,494
Autolus Therapeutics PLC - ADR(b)	113,333	170,000
BeOne Medicines Ltd. - ADR(b)	7,265	2,223,453
Bridgebio Pharma, Inc.(b)	76,870	3,978,791
Celcuity, Inc.(b)	21,553	1,104,160
CG oncology, Inc.(b)	29,577	793,255
Cogent Biosciences, Inc.(b)	87,991	1,062,931
Cullinan Therapeutics, Inc.(b)	40,193	303,055
Day One Biopharmaceuticals, Inc.(b)	44,703	335,720
Exelixis, Inc.(b)	57,987	2,169,874
Genmab AS - ADR(b)	122,584	3,048,664
Gilead Sciences, Inc.	12,387	1,399,359
Ideaya Biosciences, Inc.(b)	65,614	1,610,824
Immunocore Holdings PLC - ADR(b)	20,914	673,849
Immunome, Inc.(b)	108,665	1,033,404
Iovance Biotherapeutics, Inc.(b)	170,134	379,399
Janux Therapeutics, Inc.(b)	39,487	897,145
Legend Biotech Corp. - ADR(b)	53,373	1,853,644
Merus NV(b)	48,223	3,175,002
Nurix Therapeutics, Inc.(b)	76,369	713,286
Nuvalent, Inc. - Class A(b)	29,909	2,290,431
Regeneron Pharmaceuticals, Inc.	1,772	1,029,000
Relay Therapeutics, Inc.(b)	91,455	328,323
Replimune Group, Inc.(b)	42,042	227,027
Revolution Medicines, Inc.(b)	104,755	3,977,547
Summit Therapeutics, Inc.(b)	85,888	2,035,546
Syndax Pharmaceuticals, Inc.(b)	81,252	1,326,845
UroGen Pharma Ltd.(b)	38,575	750,284
Zai Lab Ltd. - ADR(b)	60,735	2,010,328
Zymeworks, Inc.(b)	62,295	922,589
		50,618,718
Health Care Providers & Services - 0.9%
Guardant Health, Inc.(b)	10,069	678,852
Health Care Technology - 0.4%
Schrodinger, Inc.(b)	16,473	321,388
Life Sciences Tools & Services - 0.4%
Illumina, Inc.(b)	3,078	307,677

	Shares	Value
Pharmaceuticals - 28.2%(a)
Arvinas, Inc.(b)	37,992	$293,678
AstraZeneca PLC	19,861	3,164,939
Bristol-Myers Squibb Co.	46,838	2,209,817
Chugai Pharmaceutical Co. Ltd.	15,336	679,269
Daiichi Sankyo Co. Ltd.	44,095	1,058,904
Eli Lilly & Co.	3,963	2,903,215
Enliven Therapeutics, Inc.(b)	30,675	621,782
HUTCHMED China Ltd. - ADR(b)	40,083	601,646
Merck & Co., Inc.	19,063	1,603,580
Novartis AG	26,267	3,320,839
Nuvation Bio, Inc. - Class A(b)	131,471	390,469
Roche Holding AG - ADR	87,614	3,572,023
		20,420,161
TOTAL COMMON STOCKS (Cost $66,671,474)		72,346,796
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 4.20%(c)	146,198	146,198
TOTAL MONEY MARKET FUNDS (Cost $146,198)		146,198
TOTAL INVESTMENTS - 99.9% (Cost $66,817,672)		$72,492,994
Other Assets in Excess of Liabilities - 0.1%		51,521
TOTAL NET ASSETS - 100.0%		$72,544,515

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 2.9%
Axon Enterprise, Inc.(a)	1,057	$789,886
Boeing Co.(a)	9,477	2,224,062
General Dynamics Corp.	3,728	1,209,997
General Electric Co.	16,319	4,490,989
Howmet Aerospace, Inc.	12,400	2,158,840
Huntington Ingalls Industries, Inc.	1,493	404,289
L3Harris Technologies, Inc.	917	254,578
Lockheed Martin Corp.	2,430	1,107,181
Northrop Grumman Corp.	1,906	1,124,616
RTX Corp.	20,298	3,219,263
Textron, Inc.	3,465	277,754
TransDigm Group, Inc.	483	675,659
		17,937,114
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	239	30,759
Expeditors International of Washington, Inc.	1,737	209,378
FedEx Corp.	1,220	281,906
United Parcel Service, Inc. - Class B	5,539	484,330
		1,006,373
Automobile Components - 0.0%(b)
Aptiv PLC(a)	524	41,674
Phinia, Inc.	91	5,321
		46,995
Automobiles - 1.6%
Ford Motor Co.	41,311	486,230
General Motors Co.	9,647	565,218
Tesla, Inc.(a)	27,172	9,071,916
		10,123,364
Banks - 4.2%
Bank of America Corp.	118,027	5,988,690
Citigroup, Inc.	23,765	2,294,986
Citizens Financial Group, Inc.	2,358	123,276
Fifth Third Bancorp	3,724	170,448
Huntington Bancshares, Inc.	16,312	290,517
JPMorgan Chase & Co.	34,041	10,260,638
KeyCorp	2,037	39,436
M&T Bank Corp.	324	65,338
PNC Financial Services Group, Inc.	3,374	699,903
Regions Financial Corp.	11,921	326,516
Truist Financial Corp.	20,032	937,898
US Bancorp	22,187	1,083,391
Wells Fargo & Co.	45,784	3,762,529
		26,043,566
Beverages - 1.4%
Brown-Forman Corp. - Class B	244	7,305
Coca-Cola Co.	60,685	4,186,658
Constellation Brands, Inc. - Class A	362	58,622

	Shares	Value
Keurig Dr Pepper, Inc.	17,819	$518,355
Molson Coors Beverage Co. - Class B	475	23,983
Monster Beverage Corp.(a)	13,971	871,930
PepsiCo, Inc.	19,254	2,862,107
		8,528,960
Biotechnology - 1.8%
AbbVie, Inc.	25,660	5,398,864
Amgen, Inc.	6,430	1,849,975
Biogen, Inc.(a)	443	58,574
Gilead Sciences, Inc.	14,280	1,613,212
Incyte Corp.(a)	230	19,460
Moderna, Inc.(a)	6,160	148,394
Regeneron Pharmaceuticals, Inc.	1,414	821,110
Vertex Pharmaceuticals, Inc.(a)	3,141	1,228,194
		11,137,783
Broadline Retail - 2.9%
Amazon.com, Inc.(a)	74,835	17,137,215
eBay, Inc.	7,787	705,580
		17,842,795
Building Products - 0.6%
A O Smith Corp. – Class A	359	25,593
Allegion PLC	49	8,320
Builders FirstSource, Inc.(a)	51	7,073
Carrier Global Corp.	15,939	1,039,223
Johnson Controls International PLC	8,235	880,239
Lennox International, Inc.	38	21,198
Masco Corp.	125	9,174
Trane Technologies PLC	4,693	1,950,411
		3,941,231
Capital Markets - 3.7%
Ameriprise Financial, Inc.	1,452	747,504
Bank of New York Mellon Corp.	6,596	696,538
Blackrock, Inc.	1,846	2,080,700
Blackstone, Inc.	7,246	1,241,964
Cboe Global Markets, Inc.	1,342	316,645
Charles Schwab Corp.	28,059	2,689,175
CME Group, Inc.	3,828	1,020,200
Coinbase Global, Inc. - Class A(a)	698	212,569
FactSet Research Systems, Inc.	38	14,186
Franklin Resources, Inc.	53	1,360
Goldman Sachs Group, Inc.	4,567	3,403,557
Intercontinental Exchange, Inc.	6,228	1,099,865
Invesco Ltd.	3,000	65,670
KKR & Co., Inc.	8,033	1,120,523
MarketAxess Holdings, Inc.	864	158,838
Moody’s Corp.	2,054	1,047,047
Morgan Stanley	17,283	2,600,746
MSCI, Inc.	1,115	633,008
Nasdaq, Inc.	4,297	407,098
Northern Trust Corp.	257	33,739
Raymond James Financial, Inc.	4,374	741,131

The accompanying notes are an integral part of these financial statements.

7

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - (Continued)
S&P Global, Inc.	4,385	$2,404,909
State Street Corp.	1,803	207,291
T Rowe Price Group, Inc.	267	28,734
		22,972,997
Chemicals - 1.5%
Air Products and Chemicals, Inc.	3,245	954,387
Albemarle Corp.	1,488	126,361
CF Industries Holdings, Inc.	11,990	1,038,694
Corteva, Inc.	5,960	442,172
Dow, Inc.	1,643	40,467
DuPont de Nemours, Inc.	9,433	725,586
Eastman Chemical Co.	219	15,404
Ecolab, Inc.	3,146	871,568
International Flavors & Fragrances, Inc.	1,917	129,417
Linde PLC	7,559	3,615,394
LyondellBasell Industries NV - Class A	149	8,396
Mosaic Co.	5,693	190,146
PPG Industries, Inc.	403	44,826
Sherwin-Williams Co.	2,950	1,079,199
		9,282,017
Commercial Services & Supplies - 0.5%
Cintas Corp.	3,385	710,952
Copart, Inc.(a)	7,336	358,070
Republic Services, Inc.	1,504	351,891
Rollins, Inc.	2,249	127,158
Veralto Corp.	3,175	337,153
Waste Management, Inc.	4,282	969,402
		2,854,626
Communications Equipment - 1.5%
Arista Networks, Inc.(a)	26,324	3,594,542
Cisco Systems, Inc.	64,749	4,473,508
F5, Inc.(a)	40	12,526
Motorola Solutions, Inc.	3,020	1,426,829
		9,507,405
Construction & Engineering - 0.3%
Quanta Services, Inc.	5,345	2,020,196
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	195	120,198
Vulcan Materials Co.	1,809	526,708
		646,906
Consumer Finance - 0.8%
American Express Co.	8,962	2,968,931
Capital One Financial Corp.	7,327	1,664,841
Synchrony Financial	5,619	428,955
		5,062,727
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	4,213	3,974,207
Dollar General Corp.	4,623	502,798

	Shares	Value
Dollar Tree, Inc.(a)	355	$38,755
Kroger Co.	25,340	1,719,066
Sysco Corp.	9,222	742,094
Target Corp.	4,780	458,784
Walmart, Inc.	58,158	5,640,163
		13,075,867
Containers & Packaging - 0.1%
Amcor PLC	4,990	43,064
Avery Dennison Corp.	49	8,411
Ball Corp.	5,260	276,886
International Paper Co.	1,800	89,424
Packaging Corp. of America	170	37,053
Smurfit WestRock PLC	597	28,274
		483,112
Distributors - 0.1%
Genuine Parts Co.	5,238	729,810
LKQ Corp.	508	16,571
Pool Corp.	14	4,350
		750,731
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	130,174	3,812,796
Verizon Communications, Inc.	65,668	2,904,496
		6,717,292
Electric Utilities - 1.3%
Alliant Energy Corp.	196	12,754
American Electric Power Co., Inc.	6,598	732,510
Constellation Energy Corp.	3,254	1,002,167
Duke Energy Corp.	10,817	1,324,974
Edison International	2,954	165,808
Entergy Corp.	4,098	360,993
Evergy, Inc.	1,845	131,475
Eversource Energy	2,155	138,071
Exelon Corp.	9,843	429,942
FirstEnergy Corp.	10,319	450,115
NextEra Energy, Inc.	28,571	2,058,541
NRG Energy, Inc.	429	62,445
PG&E Corp.	5,166	78,936
Pinnacle West Capital Corp.	27	2,413
PPL Corp.	1,081	39,424
Southern Co.	10,948	1,010,500
Xcel Energy, Inc.	2,919	211,306
		8,212,374
Electrical Equipment - 0.8%
AMETEK, Inc.	3,447	637,006
Eaton Corp. PLC	4,238	1,479,655
Emerson Electric Co.	5,061	668,052
GE Vernova, Inc.	3,236	1,983,571
Generac Holdings, Inc.(a)	15	2,779
Hubbell, Inc.	39	16,809
Rockwell Automation, Inc.	1,052	361,288
		5,149,160

The accompanying notes are an integral part of these financial statements.

8

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. - Class A	15,349	$1,670,892
CDW Corp.	595	98,032
Corning, Inc.	10,411	697,849
Jabil, Inc.	116	23,760
Keysight Technologies, Inc.(a)	2,393	391,088
Ralliant Corp.(a)	348	14,550
TE Connectivity PLC	2,246	463,799
Teledyne Technologies, Inc.(a)	132	71,039
Trimble, Inc.(a)	219	17,700
Zebra Technologies Corp. - Class A(a)	737	233,695
		3,682,404
Energy Equipment & Services - 0.3%
Baker Hughes Co.	28,457	1,291,948
Halliburton Co.	11,788	267,941
Schlumberger NV	17,133	631,180
		2,191,069
Entertainment - 1.8%
Electronic Arts, Inc.	2,121	364,706
Live Nation Entertainment, Inc.(a)	306	50,946
Netflix, Inc.(a)	6,001	7,250,708
Take-Two Interactive Software, Inc.(a)	1,385	323,079
TKO Group Holdings, Inc. – Class A	16	3,033
Walt Disney Co.	27,525	3,258,410
Warner Bros Discovery, Inc.(a)	24,411	284,144
		11,535,026
Financial Services - 4.1%
Apollo Global Management, Inc.	5,710	777,873
Berkshire Hathaway, Inc. - Class B(a)	17,303	8,703,063
Block, Inc.(a)	897	71,437
Corpay, Inc.(a)	73	23,774
Fidelity National Information Services, Inc.	5,198	362,872
Fiserv, Inc.(a)	7,453	1,029,856
Global Payments, Inc.	766	68,036
Jack Henry & Associates, Inc.	16	2,612
Mastercard, Inc. - Class A	10,800	6,429,132
PayPal Holdings, Inc.(a)	13,253	930,228
Visa, Inc. - Class A	21,389	7,524,223
		25,923,106
Food Products - 0.3%
Archer-Daniels-Midland Co.	3,908	244,797
Bunge Global SA	28	2,358
Conagra Brands, Inc.	3,922	75,028
General Mills, Inc.	1,280	63,142
Hershey Co.	1,954	359,048
Hormel Foods Corp.	682	17,350
J M Smucker Co.	764	84,430
Kellanova	306	24,327

	Shares	Value
Kraft Heinz Co.	7,443	$208,181
Lamb Weston Holdings, Inc.	576	33,137
McCormick & Co., Inc.	556	39,126
Mondelez International, Inc. - Class A	12,346	758,538
The Campbell’s Co.	1,645	52,525
Tyson Foods, Inc. - Class A	1,031	58,540
		2,020,527
Gas Utilities - 0.1%
Atmos Energy Corp.	5,308	881,818
Ground Transportation - 0.9%
CSX Corp.	23,892	776,729
JB Hunt Transport Services, Inc.	2,277	330,142
Norfolk Southern Corp.	1,928	539,801
Old Dominion Freight Line, Inc.	1,669	251,969
Uber Technologies, Inc.(a)	22,143	2,075,906
Union Pacific Corp.	7,850	1,755,025
		5,729,572
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	25,897	3,435,496
Align Technology, Inc.(a)	79	11,215
Baxter International, Inc.	1,136	28,048
Becton Dickinson & Co.	3,486	672,728
Boston Scientific Corp.(a)	20,216	2,132,788
Cooper Cos., Inc.(a)	1,492	100,553
Dexcom, Inc.(a)	639	48,142
Edwards Lifesciences Corp.(a)	7,969	648,199
GE HealthCare Technologies, Inc.	4,160	306,717
Hologic, Inc.(a)	301	20,203
IDEXX Laboratories, Inc.(a)	2,809	1,817,676
Insulet Corp.(a)	864	293,656
Intuitive Surgical, Inc.(a)	4,980	2,357,009
Medtronic PLC	16,670	1,547,143
ResMed, Inc.	1,265	347,255
Solventum Corp.(a)	233	17,030
STERIS PLC	1,224	299,954
Stryker Corp.	4,401	1,722,595
Zimmer Biomet Holdings, Inc.	209	22,175
		15,828,582
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	14,905	2,217,566
Cencora, Inc.	6,520	1,901,297
Centene Corp.(a)	1,173	34,064
Cigna Group	2,783	837,321
CVS Health Corp.	14,454	1,057,310
DaVita, Inc.(a)	14	1,929
Elevance Health, Inc.	484	154,227
HCA Healthcare, Inc.	3,326	1,343,571
Henry Schein, Inc.(a)	27	1,879
Humana, Inc.	304	92,313
Labcorp Holdings, Inc.	1,759	488,984
McKesson Corp.	1,386	951,683

The accompanying notes are an integral part of these financial statements.

9

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care Providers & Services - (Continued)
Molina Healthcare, Inc.(a)	111	$20,072
Quest Diagnostics, Inc.	99	17,982
UnitedHealth Group, Inc.	12,439	3,854,473
Universal Health Services, Inc. - Class B	267	48,482
		13,023,153
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. - Class A(a)	3,708	484,005
Booking Holdings, Inc.	367	2,054,851
Caesars Entertainment, Inc.(a)	27	723
Carnival Corp.(a)	12,402	395,500
Chipotle Mexican Grill, Inc.(a)	13,120	552,877
Darden Restaurants, Inc.	2,527	522,937
Domino’s Pizza, Inc.	38	17,415
DoorDash, Inc. - Class A(a)	3,859	946,420
Expedia Group, Inc. – Class A	250	53,700
Hilton Worldwide Holdings, Inc.	2,437	672,758
Las Vegas Sands Corp.	294	16,943
Marriott International Inc. - Class A	7,568	2,027,164
McDonald’s Corp.	10,687	3,350,802
MGM Resorts International(a)	50	1,985
Norwegian Cruise Line Holdings Ltd.(a)	2,403	59,691
Royal Caribbean Cruises Ltd.	4,827	1,753,263
Starbucks Corp.	14,097	1,243,214
Wynn Resorts Ltd.	25	3,169
Yum! Brands, Inc.	2,943	432,533
		14,589,950
Household Durables - 0.6%
DR Horton, Inc.	2,832	479,968
Garmin Ltd.	5,139	1,242,713
Lennar Corp. - Class A	9,208	1,225,953
Mohawk Industries, Inc.(a)	62	8,227
NVR, Inc.(a)	42	340,941
PulteGroup, Inc.	4,051	534,813
		3,832,615
Household Products - 0.8%
Church & Dwight Co., Inc.	1,145	106,668
Clorox Co.	432	51,063
Colgate-Palmolive Co.	9,576	805,054
Kimberly-Clark Corp.	4,144	535,156
Procter & Gamble Co.	20,848	3,273,970
		4,771,911
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	998	13,513
Vistra Corp.	2,843	537,640
		551,153
Industrial Conglomerates - 0.5%
3M Co.	6,844	1,064,447
Honeywell International, Inc.	9,015	1,978,793
		3,043,240

	Shares	Value
Insurance - 2.4%
Aflac, Inc.	7,532	$804,870
Allstate Corp.	2,901	590,209
American International Group, Inc.	13,646	1,109,693
Aon PLC - Class A	3,270	1,200,090
Arch Capital Group Ltd.	1,034	94,642
Arthur J Gallagher & Co.	2,477	749,912
Assurant, Inc.	15	3,234
Brown & Brown, Inc.	316	30,636
Chubb Ltd.	7,091	1,950,521
Cincinnati Financial Corp.	1,893	290,765
Erie Indemnity Co. - Class A	13	4,607
Everest Group Ltd.	1,090	372,649
Globe Life, Inc.	176	24,631
Hartford Insurance Group, Inc.	3,067	405,795
Loews Corp.	498	48,206
Marsh & McLennan Cos., Inc.	9,141	1,881,309
MetLife, Inc.	4,965	403,952
Principal Financial Group, Inc.	5,272	424,449
Progressive Corp.	8,173	2,019,221
Prudential Financial, Inc.	3,425	375,586
Travelers Cos., Inc.	2,241	608,454
W R Berkley Corp.	19,819	1,420,824
Willis Towers Watson PLC	233	76,142
		14,890,397
Interactive Media & Services - 6.4%
Alphabet, Inc. - Class A	41,266	8,785,944
Alphabet, Inc. - Class C	55,210	11,788,991
Match Group, Inc.	1,316	49,139
Meta Platforms, Inc. - Class A	26,078	19,263,819
		39,887,893
IT Services - 1.0%
Accenture PLC - Class A	6,897	1,793,013
Akamai Technologies, Inc.(a)	1,084	85,777
Cognizant Technology Solutions Corp. - Class A	5,944	429,454
EPAM Systems, Inc.(a)	15	2,645
Gartner, Inc.(a)	766	192,411
GoDaddy, Inc. - Class A(a)	161	23,878
International Business Machines Corp.	14,624	3,560,798
Kyndryl Holdings, Inc.(a)	64	2,035
VeriSign, Inc.	192	52,487
		6,142,498
Leisure Products - 0.0%(b)
Hasbro, Inc.	621	50,407
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,830	229,958
Bio-Techne Corp.	429	23,436
Charles River Laboratories International, Inc.(a)	130	21,230
Danaher Corp.	7,910	1,628,036
IQVIA Holdings, Inc.(a)	1,451	276,865

The accompanying notes are an integral part of these financial statements.

10

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Life Sciences Tools & Services - (Continued)
Mettler-Toledo International, Inc.(a)	94	$122,298
Revvity, Inc.	27	2,433
Thermo Fisher Scientific, Inc.	4,815	2,372,447
Waters Corp.(a)	775	233,895
West Pharmaceutical Services, Inc.	3,267	806,786
		5,717,384
Machinery - 1.7%
Caterpillar, Inc.	6,608	2,769,016
Cummins, Inc.	703	280,103
Deere & Co.	4,187	2,004,066
Dover Corp.	399	71,365
Fortive Corp.	3,277	156,837
IDEX Corp.	25	4,113
Illinois Tool Works, Inc.	2,959	783,099
Ingersoll Rand, Inc.	3,368	267,520
Nordson Corp.	15	3,376
Otis Worldwide Corp.	4,589	396,398
PACCAR, Inc.	5,763	576,185
Parker-Hannifin Corp.	1,522	1,155,731
Pentair PLC	122	13,119
Snap-on, Inc.	302	98,222
Stanley Black & Decker, Inc.	2,773	206,006
Westinghouse Air Brake Technologies Corp.	7,793	1,507,946
Xylem, Inc.	2,134	302,089
		10,595,191
Media - 0.5%
Charter Communications, Inc. - Class A(a)	264	70,113
Comcast Corp. - Class A	39,726	1,349,492
Fox Corp. - Class A	54	3,224
Fox Corp. - Class B	28	1,527
Interpublic Group of Cos., Inc.	640	17,178
News Corp. - Class A	29,811	876,742
News Corp. - Class B	14,398	487,660
Omnicom Group, Inc.	4,877	382,015
Paramount Skydance Corp. – Class B(a)	127	1,867
Trade Desk, Inc. - Class A(a)	682	37,278
		3,227,096
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	12,469	553,624
Newmont Corp.	11,958	889,675
Nucor Corp.	6,499	966,596
Steel Dynamics, Inc.	113	14,794
		2,424,689
Multi-Utilities - 0.5%
Ameren Corp.	2,864	285,770
CenterPoint Energy, Inc.	13,183	497,131
CMS Energy Corp.	340	24,334
Consolidated Edison, Inc.	6,281	616,983

	Shares	Value
Dominion Energy, Inc.	9,643	$577,616
DTE Energy Co.	1,952	266,741
NiSource, Inc.	6,197	261,947
Public Service Enterprise Group, Inc.	5,064	416,919
Sempra	4,254	351,210
WEC Energy Group, Inc.	971	103,421
		3,402,072
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	1,687	39,172
Chevron Corp.	26,451	4,248,031
ConocoPhillips	15,991	1,582,629
Coterra Energy, Inc.	5,689	139,039
Devon Energy Corp.	13,285	479,589
Diamondback Energy, Inc.	6,948	1,033,584
EOG Resources, Inc.	9,320	1,163,322
EQT Corp.	1,376	71,332
Expand Energy Corp.	234	22,647
Exxon Mobil Corp.	19,885	2,272,657
Kinder Morgan, Inc.	49,428	1,333,567
Marathon Petroleum Corp.	3,131	562,672
Occidental Petroleum Corp.	12,540	597,029
ONEOK, Inc.	10,624	811,461
Phillips 66	4,648	620,880
Targa Resources Corp.	709	118,942
Texas Pacific Land Corp.	29	27,071
Valero Energy Corp.	9,800	1,489,698
Williams Cos., Inc.	16,032	927,932
		17,541,254
Paper & Forest Products - 0.0%(b)
Sylvamo Corp.	35	1,615
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	6,800	420,104
Southwest Airlines Co.	4,541	149,399
United Airlines Holdings, Inc.(a)	4,570	479,850
		1,049,353
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	4,626	424,343
Kenvue, Inc.	9,403	194,736
		619,079
Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	19,733	931,003
Eli Lilly & Co.	10,076	7,381,476
Johnson & Johnson	23,800	4,216,646
Merck & Co., Inc.	32,794	2,758,631
Pfizer, Inc.	17,333	429,165
Viatris, Inc.	5,076	53,552
Zoetis, Inc.	3,545	554,438
		16,324,911
Professional Services - 0.8%
Amentum Holdings, Inc.(a)	3,004	74,950
Automatic Data Processing, Inc.	6,081	1,848,928

The accompanying notes are an integral part of these financial statements.

11

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Professional Services - (Continued)
Broadridge Financial Solutions, Inc.	337	$86,144
Dayforce, Inc.(a)	2,041	142,401
Equifax, Inc.	463	114,037
Jacobs Solutions, Inc.	3,880	567,372
Leidos Holdings, Inc.	243	43,964
Paychex, Inc.	4,223	588,918
Paycom Software, Inc.	74	16,809
Verisk Analytics, Inc.	5,166	1,385,108
		4,868,631
Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A(a)	3,167	513,434
CoStar Group, Inc.(a)	1,185	106,046
		619,480
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices, Inc.(a)	24,537	3,990,452
Analog Devices, Inc.	5,975	1,501,577
Applied Materials, Inc.	10,214	1,642,003
Broadcom, Inc.	51,311	15,259,378
Enphase Energy, Inc.(a)	171	6,447
First Solar, Inc.(a)	1,364	266,239
Intel Corp.(a)	9,102	221,634
KLA Corp.	2,115	1,844,280
Lam Research Corp.	18,971	1,899,946
Microchip Technology, Inc.	10,357	673,205
Micron Technology, Inc.	12,958	1,542,132
Monolithic Power Systems, Inc.	1,285	1,073,952
NVIDIA Corp.	249,325	43,427,428
NXP Semiconductors NV	2,387	560,587
ON Semiconductor Corp.(a)	1,401	69,476
QUALCOMM, Inc.	16,577	2,664,421
Skyworks Solutions, Inc.	1,077	80,710
Teradyne, Inc.	1,496	176,887
Texas Instruments, Inc.	12,886	2,609,157
		79,509,911
Software - 10.9%
Adobe, Inc.(a)	5,697	2,032,120
Autodesk, Inc.(a)	3,876	1,219,777
Cadence Design Systems, Inc.(a)	3,349	1,173,590
Crowdstrike Holdings, Inc. - Class A(a)	3,131	1,326,605
Datadog, Inc. - Class A(a)	40	5,467
Fair Isaac Corp.(a)	327	497,576
Fortinet, Inc.(a)	9,248	728,465
Gen Digital, Inc.	478	14,436
Intuit, Inc.	4,594	3,064,198
Microsoft Corp.	74,448	37,722,057
Oracle Corp.	26,249	5,935,686
Palantir Technologies, Inc. - Class A(a)	33,886	5,310,275
Palo Alto Networks, Inc.(a)	8,848	1,685,721

	Shares	Value
PTC, Inc.(a)	3,582	$764,757
Roper Technologies, Inc.	737	387,891
Salesforce, Inc.	10,893	2,791,331
ServiceNow, Inc.(a)	2,709	2,485,399
Synopsys, Inc.(a)	962	580,586
Tyler Technologies, Inc.(a)	431	242,601
Workday, Inc. - Class A(a)	809	186,734
		68,155,272
Specialty Retail - 2.4%
AutoZone, Inc.(a)	234	982,456
Best Buy Co., Inc.	76	5,597
CarMax, Inc.(a)	245	15,031
Home Depot, Inc.	13,846	5,632,137
Lowe’s Cos., Inc.	8,546	2,205,381
O’Reilly Automotive, Inc.(a)	10,657	1,104,918
Ross Stores, Inc.	12,997	1,912,639
TJX Cos., Inc.	14,248	1,946,419
Tractor Supply Co.	6,320	390,323
Ulta Beauty, Inc.(a)	955	470,557
Williams-Sonoma, Inc.	160	30,110
		14,695,568
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	72,384	16,803,222
Dell Technologies, Inc. - Class C	3,910	477,606
Hewlett Packard Enterprise Co.	25,314	571,337
HP, Inc.	14,339	409,235
NetApp, Inc.	1,586	178,885
Seagate Technology Holdings PLC	4,476	749,282
Super Micro Computer, Inc.(a)	2,140	88,896
Western Digital Corp.	6,047	485,816
		19,764,279
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.(a)	98	11,724
Lululemon Athletica, Inc.(a)	124	25,073
NIKE, Inc. - Class B	14,933	1,155,366
Ralph Lauren Corp. – Class A	177	52,556
Tapestry, Inc.	5,779	588,418
		1,833,137
Tobacco - 0.9%
Altria Group, Inc.	21,791	1,464,573
Philip Morris International, Inc.	24,643	4,118,585
		5,583,158
Trading Companies & Distributors - 0.5%
Fastenal Co.	14,294	709,840
United Rentals, Inc.	333	318,461
WW Grainger, Inc.	2,080	2,108,080
		3,136,381
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	863	123,849

The accompanying notes are an integral part of these financial statements.

12

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	5,932	$1,494,805
TOTAL COMMON STOCKS (Cost $302,792,224)		612,606,027
REAL ESTATE INVESTMENT TRUSTS - COMMON - 2.0%
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	914	75,350
Healthpeak Properties, Inc.	2,854	51,201
Ventas, Inc.	5,728	389,962
Welltower, Inc.	8,383	1,410,691
		1,927,204
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc.	200	3,442
Industrial REITs - 0.2%
Prologis, Inc.	9,005	1,024,589
Office REITs - 0.0%(b)
BXP, Inc.	508	36,835
Residential REITs - 0.1%
AvalonBay Communities, Inc.	404	79,123
Camden Property Trust	284	31,802
Equity Residential	937	61,954
Essex Property Trust, Inc.	136	36,749
Invitation Homes, Inc.	1,257	39,332
Mid-America Apartment Communities, Inc.	627	91,429
UDR, Inc.	678	26,829
		367,218
Retail REITs - 0.4%
Federal Realty Investment Trust	309	31,070
Kimco Realty Corp.	2,752	61,892
Realty Income Corp.	7,188	422,367
Regency Centers Corp.	342	24,795
Simon Property Group, Inc.	9,802	1,770,829
		2,310,953
Specialized REITs - 1.0%
American Tower Corp.	5,506	1,122,398
Crown Castle, Inc.	7,093	703,200
Digital Realty Trust, Inc.	4,468	749,016
Equinix, Inc.	966	759,460
Extra Space Storage, Inc.	1,928	276,822
Iron Mountain, Inc.	22,395	2,067,730
Public Storage	1,990	586,234
SBA Communications Corp.	243	49,779

	Shares	Value
VICI Properties, Inc.	3,732	$126,067
Weyerhaeuser Co.	2,644	68,400
		6,509,106
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $8,157,749)		12,179,347
CONTINGENT VALUE RIGHTS - 0.0%(b)
Sycamore Partners LLC, Exercise Price $0.00(a)(c)	4,913	0
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS
Money Market Funds - 0.0%(b)
First American Treasury Obligations Fund - Class X, 4.20%(d)	288,711	288,711
TOTAL MONEY MARKET FUNDS (Cost $288,711)		288,711
TOTAL INVESTMENTS - 100.0% (Cost $311,238,684)		$625,074,085
Other Assets in Excess of Liabilities - 0.0%(b)		32,182
TOTAL NET ASSETS - 100.0%		$625,106,267

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2025.

(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)

	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF	Tema Oncology ETF
ASSETS:
Investments, at value	$166,529,815	$58,787,034	$121,511,436	$51,246,674	$72,492,994
Dividends receivable	137,032	32,843	306,894	35,521	41,119
Dividend tax reclaims receivable	40,167	2,745	24,771	43,156	30,094
Receivable for fund shares sold	—	—	—	1,483,425	2,125,848
Total assets	166,707,014	58,822,622	121,843,101	52,808,776	74,690,055
LIABILITIES:
Payable to adviser	103,456	27,595	76,060	30,694	43,876
Payable for investments purchased	—	—	—	1,451,499	2,101,664
Total liabilities	103,456	27,595	76,060	1,482,193	2,145,540
NET ASSETS	$166,603,558	$58,795,027	$121,767,041	$51,326,583	$72,544,515
Net Assets Consists of:
Paid-in capital	$153,890,721	$53,868,867	$107,208,113	$58,338,005	$69,230,886
Total distributable earnings/ (accumulated losses)	12,712,837	4,926,160	14,558,928	(7,011,422)	3,313,629
Total net assets	$166,603,558	$58,795,027	$121,767,041	$51,326,583	$72,544,515
Net assets	$166,603,558	$58,795,027	$121,767,041	$51,326,583	$72,544,515
Shares issued and outstanding(a)	3,970,000	1,730,000	4,490,000	1,730,000	2,730,000
Net asset value per share	$41.97	$33.99	$27.12	$29.67	$26.57
Cost:
Investments, at cost	$148,875,226	$53,000,065	$107,217,772	$51,366,468	$66,817,672

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2025 (Unaudited)(Continued)

Tema S&P 500® Historical Weight ETF Strategy
ASSETS:
Investments, at value	$625,074,085
Receivable for fund shares sold	13,277,712
Dividends receivable	152,800
Dividend tax reclaims receivable	371
Total assets	638,504,968
LIABILITIES:
Payable for investments purchased	13,376,181
Payable to adviser	22,520
Total liabilities	13,398,701
NET ASSETS	$625,106,267
Net Assets Consists of:
Paid-in capital	$617,187,705
Total distributable earnings	7,918,562
Total net assets	$625,106,267
Net assets	$625,106,267
Shares issued and outstanding(a)	11,299,057
Net asset value per share	$55.32
Cost:
Investments, at cost	$311,238,684

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2025 (Unaudited)

	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF	Tema Oncology ETF
INVESTMENT INCOME:
Dividend income	$1,121,550	$316,823	$832,539	$501,297	$445,234
Dividend tax reclaim	86,206	—	—	47,340	43,321
Less: Dividend withholding taxes	(125,245)	(15,937)	(36,827)	(86,988)	(86,865)
Total investment income	1,082,511	300,886	795,712	461,649	401,690
EXPENSES:
Investment advisory fee	799,675	153,224	311,343	264,571	335,672
Tax expense	—	89	—	—	—
Total expenses	799,675	153,313	311,343	264,571	335,672
Expense reimbursement by Adviser	(195,025)	—	—	(64,385)	(81,559)
Net expenses	604,650	153,313	311,343	200,186	254,113
Net investment income	477,861	147,573	484,369	261,463	147,577
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(4,227,605)	(1,430,769)	912,130	(1,133,718)	(947,210)
In-kind redemptions	(708,074)	440,447	344,886	786,384	1,579,233
Foreign currency transaction	(38,003)	(1,792)	3,864	(2,275)	(5,383)
Net realized gain (loss)	(4,973,682)	(992,114)	1,260,880	(349,609)	626,640
Net change in unrealized appreciation (depreciation) on:
Investments	17,694,256	2,369,878	16,215,564	(2,947,437)	2,162,870
Foreign currency translation	3,029	49	2,040	2,625	2,383
Net change in unrealized appreciation (depreciation)	17,697,285	2,369,927	16,217,604	(2,944,812)	2,165,253
Net realized and unrealized gain (loss)	12,723,603	1,377,813	17,478,484	(3,294,421)	2,791,893
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,201,464	$1,525,386	$17,962,853	$(3,032,958)	$2,939,470

The accompanying notes are an integral part of these financial statements.

16

STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2025 (Unaudited)(Continued)

Tema S&P 500® Historical Weight ETF Strategy(a)
INVESTMENT INCOME:
Dividend income	$172,282
Less: Dividend withholding taxes	(7)
Total investment income	172,275
EXPENSES:
Investment advisory fee	24,796
Total expenses	24,796
Net investment income	147,479
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	14,891
Net realized gain (loss)	14,891
Net change in unrealized appreciation (depreciation) on:
Investments	7,764,403(b)
Net change in unrealized appreciation (depreciation)	7,764,403
Net realized and unrealized gain (loss)	7,779,294
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,926,773

(a)	Inception date of the Fund was April 1, 2025.
(b)	See Note 12 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

17

STATEMENTS OF CHANGES IN NET ASSETS

	Tema American Reshoring ETF		Tema Durable Quality ETF
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$477,861	$162,099	$147,573	$61,337
Net realized gain (loss)	(4,973,682)	1,298,086	(992,114)	189,094
Net change in unrealized appreciation (depreciation)	17,697,285	(2,871,516)	2,369,927	2,056,053
Net increase (decrease) in net assets from operations	13,201,464	(1,411,331)	1,525,386	2,306,484
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(367,594)	—	(246,800)
Total distributions to shareholders	—	(367,594)	—	(246,800)
CAPITAL TRANSACTIONS:
Shares sold	7,047,929	211,477,891	5,893,320	43,640,654
Shares redeemed	(71,113,076)	(4,859,741)	(1,700,090)	—
Net increase (decrease) in net assets from capital transactions	(64,065,147)	206,618,150	4,193,230	43,640,654
Net increase (decrease) in net assets	(50,863,683)	204,839,225	5,718,616	45,700,338
NET ASSETS:
Beginning of the period	217,467,241	12,628,016	53,076,411	7,376,073
End of the period	$166,603,558	$217,467,241	$58,795,027	$53,076,411
SHARES TRANSACTIONS
Shares sold	170,000	5,710,000	180,000	1,360,000
Shares redeemed	(2,150,000)	(130,000)	(50,000)	—
Total increase (decrease) in shares outstanding	(1,980,000)	5,580,000	130,000	1,360,000

The accompanying notes are an integral part of these financial statements.

18

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Electrification ETF		Tema Heart & Health ETF
	Period Ended August 31, 2025 (Unaudited)	Period Ended February 28, 2025(a)	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
OPERATIONS:
Net investment income (loss)	$484,369	$48,915	$261,463	$(107,763)
Net realized gain (loss)	1,260,880	(1,530,023)	(349,609)	(3,247,908)
Net change in unrealized appreciation (depreciation)	16,217,604	(1,922,043)	(2,944,812)	(2,468,371)
Net increase (decrease) in net assets from operations	17,962,853	(3,403,151)	(3,032,958)	(5,824,042)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(774)	—	(1,163,896)
Total distributions to shareholders	—	(774)	—	(1,163,896)
CAPITAL TRANSACTIONS:
Shares sold	50,353,690	59,342,161	1,483,425	41,640,992
Shares redeemed	(2,487,738)	—	(11,907,568)	(17,768,292)
Net increase (decrease) in net assets from capital transactions	47,865,952	59,342,161	(10,424,143)	23,872,700
Net increase (decrease) in net assets	65,828,805	55,938,236	(13,457,101)	16,884,762
NET ASSETS:
Beginning of the period	55,938,236	—	64,783,684	47,898,922
End of the period	$121,767,041	$55,938,236	$51,326,583	$64,783,684
SHARES TRANSACTIONS
Shares sold	2,070,000	2,530,000	50,000	1,250,000
Shares redeemed	(110,000)	—	(420,000)	(570,000)
Total increase (decrease) in shares outstanding	1,960,000	2,530,000	(370,000)	680,000

(a)	Inception date of the Fund was December 4, 2024.
The accompanying notes are an integral part of these financial statements.

19

STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Tema Oncology ETF		Tema S&P 500® Historical Weight ETF Strategy
	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended August 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$147,577	$(14,355)	$147,479
Net realized gain (loss)	626,640	(2,259,982)	14,891
Net change in unrealized appreciation (depreciation)	2,165,253	636,290	7,764,403
Net increase (decrease) in net assets from operations	2,939,470	(1,638,047)	7,926,773
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(1,281,756)	(8,211)
Total distributions to shareholders	—	(1,281,756)	(8,211)
CAPITAL TRANSACTIONS:
Shares sold	9,434,802	51,605,583	311,116,707
Shares sold in connection with in-kind contribution (Note 12)	—	—	306,070,998
Shares redeemed	(7,395,387)	—	—
Net increase (decrease) in net assets from capital transactions	2,039,415	51,605,583	617,187,705
Net increase (decrease) in net assets	4,978,885	48,685,780	625,106,267
NET ASSETS:
Beginning of the period	67,565,630	18,879,850	—
End of the period	$72,544,515	$67,565,630	$625,106,267
SHARES TRANSACTIONS
Shares sold	380,000	1,970,000	490,000
Shares sold in connection with in-kind contribution (Note 12)	—	—	10,809,057
Shares redeemed	(290,000)	—	—
Total increase (decrease) in shares outstanding	90,000	1,970,000	11,299,057

(a)	Inception date of the Fund was April 1, 2025.
The accompanying notes are an integral part of these financial statements.

20

TEMA AMERICAN RESHORING ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$36.55	$34.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.11	0.06	0.10
Net realized and unrealized gain (loss) on investments(c)	5.31	2.46	9.11
Total from investment operations	5.42	2.52	9.21
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.08)
Net realized gains	—	(0.08)	—
Total distributions	—	(0.10)	(0.08)
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$41.97	$36.55	$34.13
Total return(e)	14.82%	7.35%	36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$166,604	$217,467	$12,628
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.59%	0.17%	0.43%
Portfolio turnover rate(e)(g)	23%	37%	—%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

TEMA DURABLE QUALITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.17	$30.73	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.13	0.07
Net realized and unrealized gain (loss) on investments(c)	0.73	2.94	5.76
Total from investment operations	0.82	3.07	5.83
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.08)
Net realized gains	—	(0.51)	—
Return of capital	—	—	(0.02)
Total distributions	—	(0.63)	(0.10)
Net asset value, end of period	$33.99	$33.17	$30.73
Total return(d)	2.45%	10.02%	23.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$58,795	$53,076	$7,376
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.55%	0.63%	0.99%
After expense reimbursement/recoupment(e)	0.55%	0.58%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.53%	0.41%	0.31%
Portfolio turnover rate(d)(f)	32%	29%	6%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

TEMA ELECTRIFICATION ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$22.11	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.04
Net realized and unrealized gain (loss) on investments(c)	4.87	(2.93)
Total from investment operations	5.01	(2.89)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(d)
Net asset value, end of period	$27.12	$22.11
Total return(e)	22.66%	−11.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$121,767	$55,938
Ratio of expenses to average net assets(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.17%	0.66%
Portfolio turnover rate(e)(g)	15%	37%

(a)	Inception date of the Fund was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

TEMA HEART & HEALTH ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.85	$33.73	$26.47
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.14	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(1.32)	(2.36)	7.28
Total from investment operations	(1.18)	(2.41)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.14)	—
Net realized gains	—	(0.33)	—
Total distributions	—	(0.47)	—
Net asset value, end of period	$29.67	$30.85	$33.73
Total return(d)	−3.83%	−7.20%	27.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,327	$64,784	$47,899
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.98%	(0.15)%	(0.25)%
Portfolio turnover rate(d)(f)	18%	85%	8%

(a)	Inception date of the Fund was November 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

TEMA ONCOLOGY ETF
FINANCIAL HIGHLIGHTS

	Period Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.59	$28.18	$25.12
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.05	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	0.93	(1.85)	3.23
Total from investment operations	0.98	(1.86)	3.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.50)	(0.13)
Net realized gains	—	(0.23)	(0.01)
Total distributions	—	(0.73)	(0.14)
Net asset value, end of period	$26.57	$25.59	$28.18
Total return(d)	3.83%	−6.64%	12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$72,545	$67,566	$18,880
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.44%	(0.03)%	(0.18)%
Portfolio turnover rate(d)(f)	30%	95%	26%

(a)	Inception date of the Fund was August 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

25

TEMA S&P 500® HISTORICAL WEIGHT ETF STRATEGY
FINANCIAL HIGHLIGHTS

Period Ended August 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$49.48
INVESTMENT OPERATIONS:
Net investment income(b)	0.25
Net realized and unrealized gain (loss) on investments(c)	5.75
Total from investment operations	6.00
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)
Total distributions	(0.16)
Net asset value, end of period	$55.32
Total return(d)	12.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$625,106
Ratio of expenses to average net assets(e)	0.18%
Ratio of net investment income (loss) to average net assets(e)	1.07%
Portfolio turnover rate(d)(f)	0%(g)

(a)	Inception date of the Fund was April 1, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

26

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the date of this Report, the Trust consists of six operational exchange-traded funds (“ETFs”): Tema American Reshoring ETF (“RSHO”), Tema Durable Quality ETF (“TOLL”), Tema Electrification ETF (“VOLT”), Tema Heart & Health ETF (“HRTS”), Tema Oncology ETF (“CANC”), and Tema S&P 500® Historical Weight ETF Strategy (“DSPY”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act except for DSPY which is a diversified management investment company. The investment objective of RSHO, TOLL, VOLT, HRTS, CANC, and DSPY is to seek to provide long-term growth.
Tema ETFs LLC (the “Adviser”) is the investment adviser to each Fund.
NEOS Investment Management, LLC is the investment sub-adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies (including money market funds) are valued at that day’s published NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy

27

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of August 31, 2025, there was only one Fund, the Tema S&P 500® Historical Weight ETF, with a portfolio security there was that was internally fair valued and/or valued using a Level 3 valuation. Refer to below for further valuation disclosures.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2025:
Tema American Reshoring ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$165,867,400	$—	$—	$165,867,400
Short-term Investments	662,415	—	—	662,415
Total Investments	$166,529,815	$—	$—	$166,529,815

Tema Durable Quality ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$58,661,880	$—	$—	$58,661,880
Short-term Investments	125,154	—	—	$125,154
Total Investments	$58,787,034	$—	$—	$58,787,034

Tema Electrification ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$120,865,932	$—	$—	$120,865,932
Short-term Investments	645,504	—	—	645,504
Total Investments	$121,511,436	$—	$—	$121,511,436

28

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Tema Heart & Health ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$50,943,919	$—	$—	$50,943,919
Short-term Investments	302,755	—	—	302,755
Total Investments	$51,246,674	$—	$—	$51,246,674

Tema Oncology ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$72,346,796	$—	$—	$72,346,796
Short-term Investments	146,198	—	—	146,198
Total Investments	$72,492,994	$—	$—	$72,492,994

Tema S&P 500® Historical Weight ETF Strategy

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$612,606,027	$—	$—	$612,606,027
Real Estate Investment Trusts	12,179,347	—		12,179,347
Contingent Value Rights	—	—	0	0
Short-term Investments	228,711	—	—	228,711
Total Investments	$625,074,085	$—	$0	$625,074,085

Refer to the Schedule of Investments for further disaggregation of investment categories.
Management has determined that the amount of Level 3 securities compared to total net assets is not material for the Tema S&P 500® Historical Weight ETF Strategy ETF; therefore, the rollforward of Level 3 securities are not shown for the period ended August 31, 2025.
Significant unobservable valuation inputs monitored by the Adviser, the Valuation Designee pursuant to Rule 2a-5 under the oversight of the Board of Trustees, for restricted securities or Level 3 investments as of August 31, 2025 for the Tema S&P 500® Historical Weight ETF Strategy ETF are as follows:

Description	Fair Value as of 8/31/2025	Valuation Technique	Unobservable Input	Input values (Ranges)
Contingent Value Right*	$0	Projected Final Distribution	Discount of Projected Distribution	$3.00

*
This Level 3 security was received through a corporate action. The security is being kept open due to the potential of an additional distribution. Based on the evaluation of the likelihood of an additional distribution, the security is being priced at zero.

29

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended August 31, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended August 31, 2025.

E.
Distributions to Shareholders. Each Fund except DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually on the ex-date. DSPY expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least quarterly on the ex-date. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

30

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended February 28, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema American Reshoring ETF	$(1,545,757)	$1,545,757
Tema Durable Quality ETF	$—	$—
Tema Electrification ETF	$—	$—
Tema Heart & Health ETF	$(2,515,466)	$2,515,466
Tema Oncology ETF	$—	$—

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
NEOS Investment Management, LLC (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”).
Under the Investment Advisory Agreement the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance. The Investment Advisory Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, RSHO, HRTS, and CANC pays the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets. TOLL pays the Adviser a monthly unitary management fee at an annual rate of 0.55%, based on the Fund’s average daily net assets. VOLT pays the Advisor a monthly unitary management fee at an annual rate of 0.75%, based on the Fund’s average daily net assets. DSPY pays the Adviser a monthly unitary management fee at an annual rate of 0.18%, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.
The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses for RSHO, HRTS, and CANC including acquired fund fees and expenses for money market funds (excluding acquired fund fees and expenses of investment companies other than money market funds, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of each Fund until at least June 28, 2027. The Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Funds in the three years following the date the waiver/expense

31

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.
For the period ended August 31, 2025, the table below represents the amount each Fund incurred in management fees:

Management Fees
Tema American Reshoring ETF	$799,675
Tema Durable Quality ETF	$153,224
Tema Electrification ETF	$311,343
Tema Heart & Health ETF	$264,571
Tema Oncology ETF	$335,672
Tema S&P 500® Historical Weight ETF Strategy	$27,796

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended August 31, 2025, the Funds did not repay expenses to the Adviser.
As of August 31, 2025, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires February 28, 2029	Expires February 29, 2028	Expires February 28, 2027
Tema American Reshoring ETF	$195,025	$226,285	$18,237
Tema Durable Quality ETF*	$—	$6,287	$11,618
Tema Heart & Health ETF	$64,384	$174,797	$15,517
Tema Oncology ETF	$81,559	$99,431	$14,178

*	Contractual waiver for Fund was removed effective July 1, 2024. These fees will not be able to be recouped.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended August 31, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.

32

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of August 31, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended August 31, 2025, were as follows:

	Purchases	Sales
Tema American Reshoring ETF	$38,378,704	$38,501,018
Tema Durable Quality ETF	18,773,898	17,639,858
Tema Electrification ETF	13,914,164	12,644,838
Tema Heart & Health ETF	9,627,773	9,571,742
Tema Oncology ETF	20,730,412	20,315,236
Tema S&P 500® Historical Weight ETF Strategy	413,907	267,771

The costs of purchases and sales of in-kind transactions, during the period ended August 31, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema American Reshoring ETF	$6,960,808	$69,507,249
Tema Durable Quality ETF	5,724,208	1,644,683
Tema Electrification ETF	49,721,486	2,451,634
Tema Heart & Health ETF	1,451,499	11,687,509
Tema Oncology ETF	9,277,378	7,308,452
Tema S&P 500® Historical Weight ETF Strategy	26,328,994	0

For the period ended August 31, 2025, there were no purchases or sales of long-term U.S. government securities.
NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the period ended August 31, 2025 and the year ended February 28, 2025 are as follows:

	Period Ended August 31, 2025		Year Ended February 28, 2025
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Tema American Reshoring ETF	$—	$ —	$200,128	$167,466
Tema Durable Quality ETF	—	—	246,800	—
Tema Electrification ETF	—	—	774	—
Tema Heart & Health ETF	—	—	1,163,896	—
Tema Oncology ETF	—	—	1,281,756	—
Tema S&P 500® Historical Weight ETF Strategy	8,211	—	—	—

Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended February 28, 2025, Tema American Reshoring ETF and Tema Heart & Health ETF had $396,799 and $6,027,168 respectively of

33

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
Post-October Capital losses. There were no late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At February 28, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema American Reshoring ETF	$—	$—	$—
Tema Durable Quality ETF	—	—	—
Tema Electrification ETF	1,267,414	—	1,267,414
Tema Heart & Health ETF	—	—	—
Tema Oncology ETF	1,549,811	216,132	1,765,943

As of February 28, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema American Reshoring ETF	Tema Durable Quality ETF	Tema Electrification ETF	Tema Heart & Health ETF	Tema Oncology ETF
Federal income tax cost of investments*	$217,528,487	$49,309,654	$57,146,575	$62,696,453	$65,435,377
Aggregate gross unrealized appreciation	9,455,490	4,389,606	1,352,810	8,080,034	7,916,349
Aggregate gross unrealized (depreciation)	(9,607,909)	(1,027,712)	(3,537,323)	(6,031,330)	(5,836,194)
Net unrealized appreciation (depreciation)	(152,419)	3,361,894	(2,184,513)	2,048,704	2,080,155
Undistributed Ordinary Income	60,590	38,880	48,002	—	59,947
Undistributed Long Term Capital Gains	—	—	—	—	—
Distributable earnings	60,590	38,880	48,002	—	59,947
Accumulated capital and other gain/(loss)	(396,798)	—	(1,267,414)	(6,027,168)	(1,765,943)
Total distributable earnings (accumulated loss)	$(488,627)	$3,400,774	$(3,403,925)	$(3,978,464)	$374,159

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for RSHO, VOLT and HRTS are $300, and for TOLL, CANC and DSPY are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of TOLL are listed and traded on the Cboe BZX Exchange, Inc., shares of RSHO and DSPY are listed and traded on the NYSE Arca, Inc. and shares of VOLT, HRTS and CANC are traded on the NASDAQ Stock Market LLC (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds will issue and redeem

34

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the period ended August 31, 2025, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema American Reshoring ETF	$ 0
Tema Durable Quality ETF	0
Tema Electrification ETF	0
Tema Heart & Health ETF	0
Tema Oncology ETF	0
Tema S&P 500® Historical Weight ETF Strategy	0

NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, the sub-adviser has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Risks of Investing in the Fund”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

35

NOTES TO THE FINANCIAL STATEMENTS
August 31, 2025 (Unaudited)(Continued)
NOTE 11 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
NOTE 12 – SEGMENT REPORTING
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the Adviser. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
NOTE 13 – TEMA S&P 500 HISTORICAL WEIGHT ETF STRATEGY IN-KIND CONTRIBUTION
On August 20, 2025, Tema S&P 500® Historical Weight ETF Strategy (the “Fund”) received an in-kind contribution from accounts managed by an investor, which consisted of $590,591,717 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a nontaxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 20, 2025 was $284,520,719, resulting in net unrealized appreciation on investments of $306,070,998 as of that date.
As a result of the in-kind contribution, the Fund issued 10,809,057 shares at a $54.64 per share net asset value.
NOTE 14 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

36

OTHER NON-AUDITED INFORMATION
August 31, 2025 (Unaudited)
TAX INFORMATION
For the year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema American Reshoring ETF	100%
Tema Durable Quality ETF	51%
Tema Electrification ETF	100%
Tema Heart & Health ETF	38.36%
Tema Oncology ETF	2.40%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended February 28, 2025 were as follows:

Tema American Reshoring ETF	100%
Tema Durable Quality ETF	38.15%
Tema Electrification ETF	100%
Tema Heart & Health ETF	18.42%
Tema Oncology ETF	1.38%

For the year ended February 28, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema American Reshoring ETF	58.44%
Tema Durable Quality ETF	80.91%
Tema Electrification ETF	—%
Tema Heart & Health ETF	69.55%
Tema Oncology ETF	31.40%

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

37

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: None for the period contained within this report.

38

PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)	The date of the meeting and whether it was an annual or special meeting.
(2)	If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Response: None for the period contained within this report.

39

REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)	All directors and all members of any advisory board for regular compensation;
(2)	Each director and each member of an advisory board for special compensation;
(3)	All officers; and
(4)	Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,500 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

40

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:
(1)
Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and

(2)
If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

Response: During the Meeting of the Board of Trustees of Tema ETF Trust held on June 3, 2025, the Board reviewed and discussed the written materials that were provided by Tema ETFs LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and Tema International Monopolies and Moats ETF; Tema Emerging Markets Monopolies and Moats ETF; Tema Small & Mid-Cap Monopolies and Moats ETF; Tema S&P 500 Growth Historical Weight ETF Strategy; Tema S&P Total U.S. Market; Historical Weight ETF Strategy; Tema International Defense ETF (each a “Fund” and Collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expenses of the Fund, including the proposed advisory fee to be paid by the Fund to the Adviser; (iv) the anticipated profitability of the Fund to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions, which were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching their conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed the background information of the Adviser’s investment personnel that would service the Funds, including the individual’s prior professional experience. The Board acknowledged that it was very familiar with the Adviser and was satisfied with the level of service provided to the other funds in the Trust. The Board noted that the Adviser was responsible for overseeing the sub-adviser NEOS Investment Management, LLC (the “Sub-Adviser”), for which it had previous experience in doing so. The Board discussed the Adviser’s compliance program and the infrastructure in place for risk management for the Fund, noting that the Adviser utilized a systematic approach to portfolio construction and risk management in an effort to mitigate risk exposure to individual companies and sectors. The Board discussed the processes the Adviser had in order to ensure compliance with Fund’s investment strategy as well as Fund and Trust limitations and policies. The Board noted that the Adviser assembled an “upside case” and a “downside case” for each company prior to investing and focused on securities where the upside outweighed the downside by 2 to 1. The Board agreed that the Adviser had sufficient quality and depth of personnel, compliance program along with the resources to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.

41

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Performance.
The Board acknowledged that the Funds had not yet commenced operations, and therefore did not have performance information. The Board noted that Tema International Monopolies and Moats ETF, Tema Emerging Markets Monopolies and Moats ETF, and Tema Small & Mid-Cap Monopolies and Moats ETF had similar investment strategies to TOLL which it observed underperformed the S&P 500 Index since inception but outperformed the Morningstar category.
Fees and Expenses.
The Board discussed the proposed advisory fees and total operating expense data for each Fund in comparison to the funds in each Fund’s peer group. The Board noted that the proposed fee for each Fund was a unitary fee, and the Adviser would be contractually obligated to pay the fees of each Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses.
Tema International Monopolies and Moats ETF: The Board noted that the Fund had a proposed unitary fee of 0.60%. The Board recognized that the proposed fee was above the average and equal with the high for the peer group but was below the average for the Morningstar category. The Board noted that proposed expense ratio equaled the high in the peer group but was far below average for the Morningstar category. The Board noted that the Fund was an actively managed fund, unlike a number of funds in the peer group which accounted for the increased advisory fee and expense ratio.
Tema Emerging Markets Monopolies and Moats ETF: The Board noted that the Fund had a proposed unitary fee of 0.85%. The Board observed that the proposed advisory fee and expense ratios were above the high for peer group and above the average for the Morningstar category but were below the high. The Board noted that the Fund was actively managed and noted that the advisory fee was reflected the higher custodial fees charged to the adviser for investing in emerging market securities.
Tema Small & Mid-Cap Monopolies and Moats ETF: The Board noted that the Fund had a proposed unitary fee of 0.55%. The Board noted that the proposed advisory fee and expense ratio were slightly above the peer group average but below the high for each. The Board acknowledged the proposed fee was below the Morningstar category average and significantly lower than the high in the category.
Tema S&P 500® Growth Historical Weight ETF Strategy: The Board noted that the Fund had a proposed unitary fee of 0.2045% which was above the average for the peer group and Morningstar category and slightly above the range for each. The Board noted that the Fund is the only actively managed fund in the peer group and had a more complex investment strategy than the Fund’s in the peer group.
Tema S&P Total U.S. Market; Historical Weight ETF Strategy: The Board noted that the Fund had a proposed unitary fee of 0.2045% which was above the highest in the range for the both the peer group and Morningstar category. The Board acknowledged that the Fund was actively managed unlike the Funds in the peer group and utilized a more complex investment strategy.
Tema International Defense ETF: The Board noted that the Fund had a proposed unitary fee of 0.75%. The Board observed that the proposed fee was above the high for the peer group and above the average for the Morningstar category but within the range. The Board acknowledged that the Fund was actively managed unlike most of the funds in the peer group and that the Adviser explained that the higher fees accounted for higher custodial fees due to the types of securities held by the Fund.
Profitability.
The Board evaluated the profitability analysis provided by the Adviser for each of the Funds. The Board discussed the factors included by the Adviser to support the overall level of profit and loss, including, without limitation, ongoing investments in each Fund’s strategies and the resources required for each Fund’s strategy, noting that each Fund was focused on international markets which included very large universes of securities for the Adviser to research. The Board acknowledged that the Adviser did not anticipate earning a profit from any of the Fund’s within the first two years and therefore excessive profitability was not an issue.

42

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
(Unaudited)(Continued)
Economies of Scale.
The Board discussed the projected size of each Fund and the possibility for asset growth in the near future. The Board determined that it was unlikely the Adviser would achieve meaningful benefits in the near future for any of the Funds based on projected asset levels.
Conclusion.
Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement was in the best interest of each Fund and their future shareholders.

43

Statement Regarding Basis for Approval of Sub-Advisory Contract
(Unaudited)
During the Meeting of the Board of Trustees of Tema ETF Trust held on June 3, 2025, the Board reviewed and discussed the written materials that were provided by NEOS Investment Management, LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between Tema ETFs LLC (the “Adviser”) and the Sub-Adviser on behalf of the Tema International Monopolies and Moats ETF; Tema Emerging Markets Monopolies and Moats ETF; Tema Small & Mid-Cap Monopolies and Moats ETF; Tema S&P 500® Growth Historical Weight ETF Strategy; Tema S&P Total U.S. Market; Historical Weight ETF Strategy; Tema International Defense ETF (each a “Fund” and Collectively the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Fund, noting that it had not yet launched; (iii) the proposed fees and expense of the Fund, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Fund to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services
The Board discussed the Sub-Adviser’s personnel and the experience, education and industry credentials each individual provided and acknowledged that it was familiar with Sub-Adviser. The Board discussed the Sub-Adviser’s compliance program and policies and procedures along with its broker-dealer selection process. The Board noted that the Funds were similar strategies and current funds in the Trust and that the Sub-Adviser had extensive experience in working with the Adviser. The Board noted that each Fund would be an actively managed fund, and that the Sub-Adviser had significant experience with actively managed ETFs. The Board agreed that the Sub-Adviser had the resources and ability to appropriately perform its duties under the Sub-Advisory Agreement. The Board concluded the Sub-Advisers’ services to each of the Funds would be satisfactory.
Performance
The Board noted that the Sub-Adviser would select broker-dealers to execute purchase and sale transactions and other services for each of the new Funds. The Board acknowledged that the Funds had not begun operations and that did not have performance information but determined that it was very familiar with the sub-advisory services the Sub-Adviser provided.
Fees and Expenses
The Board reviewed the proposed sub-advisory fee payable by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement for each Fund. The Board discussed the fee in connection with the allocation of fees and responsibilities between the Adviser and Sub-Adviser. The Board acknowledged that the Sub-Adviser would be paid by the Adviser rather than the Funds. The Board understood that the Adviser believed that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in based on the services to be performed by the Sub-Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.
Profitability
The Board reviewed the profit analysis provided by the Sub-Adviser for each Fund. The Board discussed the factors cited by the Sub-Adviser to support the overall level of profit and loss, including, without limitation, the resources required for providing trading services to the Funds. The Board noted that the Sub-Adviser did not anticipate earning a profit from sub-advising any of the Funds within the first two years. The Board determined that the Sub-Adviser’s overall profitability with respect to the Funds was not excessive.
Economies of Scale.
The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the estimated growth of each of the Funds.

44

Statement Regarding Basis for Approval of Sub-Advisory Contract
(Unaudited)(Continued)
Conclusion.
Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interest of each Fund and its future shareholders.

45

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Response included within Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Response included within Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to Semi-Annual Reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	11/3/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	11/3/2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	11/3/2025